SHARE-BASED COMPENSATION - Assumptions used to estimate the fair values of the share options granted (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED COMPENSATION
Contractual life of option	10 years	10 years	10 years
Dividend yield	0.00%	0.00%	0.00%
Weighted-average grant-date fair value of the options granted	$ 1.06	$ 0.49	$ 5.69
Minimum
SHARE-BASED COMPENSATION
Risk-free rate of return, minimum	0.10%	1.68%	2.01%
Estimated volatility rate, minimum	34.00%	30.00%	27.00%
Fair value per ordinary share	$ 2.95	$ 2.37	$ 3.00
Maximum
SHARE-BASED COMPENSATION
Risk-free rate of return, maximum	1.67%	2.63%	2.63%
Estimated volatility rate, maximum	59.00%	41.00%	38.00%
Fair value per ordinary share	$ 3.74	$ 3.40	$ 9.51